Note 17 - Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax asset
	March 31,	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carry forwards	$4,948,650	$4,821,950
Net deferred tax assets before valuation allowance	4,948,650	4,821,950
Less: Valuation allowance	(4,948,650)	(4,821,850)
Net deferred tax assets	$–	$–

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$4,821,950	$4,515,000

Net deferred tax assets before valuation allowance	$4,821,950	$4,515,000
Less: Valuation allowance	(4,821,950	(4,515,000)
Net deferred tax assets	$–	$–

Reconciliation income tax benefit

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	March 31,	December 31,
	2013	2012
Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)

	December 31,
	2012	2011

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)